Sep. 30, 2018
First Investors International Fund
First Investors International Fund
SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2019

As of April 1, 2019, the 12b-1 fees paid by Class A shares of the funds listed below was lowered to 0.25% per annum.  Accordingly, the following changes apply to the prospectus:

1.	In the “The Funds Summary Section” for each of the following funds, the “Annual Fund Operating Expenses” table is deleted and replaced with the following:

First Investors International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.29%	0.41%	0.21%	0.12%
Total Annual Fund Operating Expenses	1.51%	2.38%	1.18%	1.09%
1.  A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2.  The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

2.	In the “The Funds Summary Section” for each of the following funds, each table under the heading “Example” is deleted and replaced with the following:

First Investors International Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$720	$1,025	$1,351	$2,273
Class B Shares	$641	$1,042	$1,470	$2,500
Advisor Class Shares	$120	$375	$649	$1,432
Institutional Class Shares	$111	$347	$601	$1,329

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$241	$742	$1,270	$2,500

3.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

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Please retain this Supplement for future reference

IETS419